Common Stock (Details 4)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Warrants Outstanding | shares	3,484,321
Warrants Outstanding, Remaining Contractual life (in years)	4 years 11 months 15 days
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.07
Number of Share Warrants Exercisable | shares	3,484,321
Weighted Average Exercise Price, Warrants Exercisable | $ / shares	$ 0.07
Warrants 1 [Member]
Number of Warrants Outstanding | shares	412,500
Warrants Outstanding, Remaining Contractual life (in years)	1 year
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.14
Number of Share Warrants Exercisable | shares	412,500
Weighted Average Exercise Price, Warrants Exercisable | $ / shares	$ 0.14